Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
	Jul. 22, 2015	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000097933
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Managed Risk Balanced ETF Portfolio
Account Value		$ 14,520	$ 10,000	$ 13,649	$ 12,466	$ 14,126	$ 12,984	$ 12,229	$ 10,652	$ 11,309	$ 10,198	$ 9,585
C000097932
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Managed Risk Balanced ETF Portfolio
Account Value		14,156	$ 10,000	13,343	12,238	13,883	12,787	12,075	10,541	11,218	10,145	9,550
C000112453
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Managed Risk Balanced ETF Portfolio
Account Value		14,019	$ 10,000	13,231	12,121	13,787	12,706	12,025	10,504	11,192	10,121	9,546
C000112454
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Managed Risk Balanced ETF Portfolio
Account Value		$ 13,669	$ 10,000	12,933	11,906	13,556	12,519	11,871	10,397	11,109	10,077	9,523
C000158840
Account Value [Line Items]
Line Graph and Table Measure Name		TOPS Managed Risk Balanced ETF Portfolio
Account Value	$ 10,000	$ 10,521		9,994	9,203	13,461	12,457	11,806	10,389	11,014	10,009	9,446
C000097936
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Managed Risk Growth ETF Portfolio
Account Value		15,131	$ 10,000	14,023	12,581	14,537	12,888	12,220	10,416	11,383	9,650	9,114
C000097937
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Managed Risk Growth ETF Portfolio
Account Value		14,751	$ 10,000	13,694	12,322	14,282	12,685	12,059	10,300	11,285	9,591	9,085
C000112457
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Managed Risk Growth ETF Portfolio
Account Value		14,606	$ 10,000	13,571	12,226	14,181	12,613	11,992	10,256	11,250	9,578	9,078
C000112458
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Managed Risk Growth ETF Portfolio
Account Value		$ 14,262	$ 10,000	13,294	12,007	13,939	12,431	11,856	10,165	11,181	9,529	9,062
C000158842
Account Value [Line Items]
Line Graph and Table Measure Name		TOPS Managed Risk Growth ETF Portfolio
Account Value	10,000	$ 14,501		13,445	12,155	14,034	12,530	11,942	10,284	11,218	9,591	9,097
C000097934
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Managed Risk Moderate Growth ETF Portfolio
Account Value		15,164	$ 10,000	14,055	12,706	14,642	13,146	12,379	10,618	11,418	10,000	9,390
C000097935
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Managed Risk Moderate Growth ETF Portfolio
Account Value		14,795	$ 10,000	13,752	12,464	14,385	12,952	12,230	10,516	11,333	9,955	9,364
C000112455
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Managed Risk Moderate Growth ETF Portfolio
Account Value		14,655	$ 10,000	13,623	12,359	14,292	12,878	12,160	10,468	11,302	9,928	9,354
C000112456
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Managed Risk Moderate Growth ETF Portfolio
Account Value		$ 14,280	$ 10,000	13,324	12,108	14,039	12,680	12,015	10,369	11,223	9,878	9,333
C000158841
Account Value [Line Items]
Line Graph and Table Measure Name		TOPS Managed Risk Moderate Growth ETF Portfolio
Account Value	$ 10,000	$ 13,305		12,894	12,137	13,925	12,588	11,929	10,354	11,107	9,818	9,257
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	32,991		26,389	20,896	25,517	19,826	16,745	12,735	13,319	10,932	9,765
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	32,991		26,389	20,896	25,517	19,826	16,745	12,735	13,319	10,932	9,765
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	$ 32,991		$ 26,389	$ 20,896	$ 25,517	$ 19,826	$ 16,745	$ 12,735	$ 13,319	$ 10,932	$ 9,765